BUSINESS ACQUISITION	12 Months Ended
Feb. 28, 2017
Business Combinations [Abstract]
Business Combination Disclosure [Text Block]
3.	BUSINESS ACQUISITION

Business acquisitions in fiscal year 2017:

During the year ended February 28, 2017, the Group made several business acquisitions. Each acquisition has been recorded using the acquisition method of accounting, and accordingly, the acquired assets and liabilities assumed were recorded at their fair value at the date of acquisition. The results of these acquired entities' operations have been included in the consolidated financial statements since the date of acquisition. Goodwill primarily represents the expected synergies from combining the acquired businesses with the business of the Group.

Acquisition of Shunshun Bida

In December 2015, the Group acquired 30% equity interest in Shunshun Bida, which primarily provides study abroad intermediary service. On July 31, 2016, the Group increased its shareholding to 66% with cash consideration of $19,119,796 and common shares issued with fair value of  $13,558,991 on the acquisition date. The settlement was made in fiscal year 2017. The Group obtained control of the acquiree and applied acquisition method of accounting on the acquisition date.

The purchase price consisted of the following:

US$

Cash consideration	$19,119,796
Common shares	13,558,991
Fair value of the previously held 30% equity interest:
Carrying amount	10,515,391
Gain on remeasurement of fair value as of acquisition date	25,225,611
Total	$68,419,789

The purchase price was allocated as of July 31, 2016, the date of acquisition, as follows:

		Amortization
	US$	period

Cash and cash equivalents	$11,121,264
Other current assets	12,782,176
Rental deposits	1,306,135
Property and equipment, net	423,538
Intangible assets
Trade name	6,780,070	10.4 years
School cooperation agreements	3,344,834	6.4 years
Goodwill	93,004,827
Other current liabilities	(4,642,267)
Deferred revenue	(24,750,882)
Deferred tax liabilities	(2,052,906)
Noncontrolling interest	(28,897,000)
Total purchase consideration	$68,419,789

The purchase price allocation, as disclosed, was determined by the Group with the assistance of an independent valuation appraiser. The fair value of the purchased intangible assets was measured by using the “income approach-excess earnings” and “relief from royalty” valuation methods.

In November 2016, the Group acquired additional 14% interest in Shunshun Bida with a total cash consideration of $16,310,319 from a noncontrolling interest holder. This was accounted for as an equity transaction. As a result, the Group owns 80% equity interest of Shunshun Bida as of February 28, 2017.

Acquisition of Guangzhou after-school one-on-one tutoring business component ("Guangzhou Tutoring")

In November 2016, the Group surrendered a portion of Series C convertible redeemable preferred shares of Changing Education Inc. ("Changing") in exchange for Guangzhou Tutoring valued at $50 million, which was formerly a component of the Group and disposed to Changing in part of the Group's investment on Series C convertible redeemable preferred shares in August 2015.

Due to business focus realignment, Changing concluded that Guangzhou Tutoring no longer fits well with its overall business strategy and decided to exit its ownership and operation of Guangzhou Tutoring. Changing approached the Group and negotiated the terms which both parties agreed on the valuation and the exchange. Please refer to Note 14(a)(5) and Note 15.

The purchase price was allocated as of November 30, 2016, the date of acquisition, as follows:

		Amortization
	US$	period

Cash and cash equivalents	$4,381,051
Other current assets	5,044,431
Intangible assets
Student base	4,605,000	5.1 years
Goodwill	46,546,189
Deferred revenue	(9,425,421)
Deferred tax liabilities	(1,151,250)
Total purchase consideration	$50,000,000

The purchase price allocation, as disclosed, was determined by the Group with the assistance of an independent valuation appraiser. The fair value of the purchased intangible assets was measured by using the “income approach-excess earnings” valuation method.

Acquisition of Shanghai Yaya

In August 2016, the Group acquired 51% equity interest in Shanghai Yaya, which primarily operates an online platform focusing on kids and maternity market, with total cash consideration of $24,910,031. The Group paid $9,559,154 in prior year through a bridge loan and $15,350,877 in August 2016. The Group obtained three out of five board seats of Shanghai Yaya. It applied acquisition method of accounting on the date when control was obtained.

The purchase price was allocated as of August 26, 2016, the date of acquisition, as follows:

		Amortization
	US$	period

Cash and cash equivalents	$616,947
Account receivables	4,869,685
Other current assets	845,178
Rental deposits	89,375
Property and equipment, net	90,426
Intangible assets
Trade name	5,727,995	10.0 years
Customer relationship	3,703,704	4.3 years
User base	659,769	1.3 years
Goodwill	30,888,052
Other current liabilities	(1,614,688)
Deferred tax liabilities	(2,522,867)
Noncontrolling interest	(18,443,545)
Total purchase consideration	$24,910,031

The purchase price allocation, as disclosed, was determined by the Group with the assistance of an independent valuation appraiser. The fair value of the purchased intangible assets was measured by using the “income approach-excess earnings”, “relief from royalty” and "cost method" valuation methods.

Other acquisitions

During the year ended February 28, 2017, the Group made several other business acquisitions. The total consideration of these business acquisitions included 1) cash of $12,340,722, and 2) newly issued common share valued at $3,464,230. The intangible assets, goodwill and noncontrolling interest acquired from these business acquisitions were $3,346,694, $14,141,026 and $1,393,912, respectively.

The results of operations for all these acquired entities have been included in the Group’s consolidated financial statements from their respective acquisition dates. The acquired goodwill is not deductible for tax purposes.

The following summarized unaudited pro forma results of operations for the years ended February 29, 2016 and February 28, 2017 assuming that these acquisitions during the year ended February 28, 2017 occurred as of March 1, 2015. These pro forma results have been prepared for comparative purposes only and do not purport to be indicative of the results of operations which actually would have resulted had the acquisitions occurred as of March 1, 2015, nor is it indicative of future operating results.

	For the years ended
	February 29/28,
	2016	2017
	(Unaudited)	(Unaudited)

Pro forma net revenues	$645,751,588	$1,062,742,905
Pro forma net income attributable to TAL Education Group	$95,833,307	$112,849,625
Pro forma net income per share - basic	$0.60	$0.69
Pro forma net income per share - diluted	$0.56	$0.64

Business acquisitions in fiscal year 2016:

During the year ended February 29, 2016, the Group made two business acquisitions. Each acquisition has been recorded using the acquisition method of accounting, and accordingly, the acquired assets and liabilities assumed were recorded at their fair value at the date of acquisition. The results of these acquired entities' operations have been included in the consolidated financial statements since the date of acquisition. Goodwill primarily represents the expected synergies from combining the acquired businesses with the business of the Group.

Acquisition of Firstleap

In September 2015, the Group entered into a share purchase agreement to acquire 100% of equity interest in Firstleap, which provides all-subject tutoring services in English to children aged from 2 to 15 years old in China. The consideration included 1) cash of $37,708,811, of which $36,644,205 had been paid before February 29, 2016 and $1,064,606 was paid in March 2016, and 2) common shares valued at $8,869,959.

The purchase price was allocated as of January 22, 2016, the date of acquisition, as follows:

		Amortization
	US$	period

Cash and cash equivalents	$20,942,238
Other current assets	5,610,330
Property and equipment, net	5,423,538
Rental deposits	1,228,525
Intangible assets
Student base	4,547,390	7 years
Trade name	5,079,693	10 years
Goodwill	61,701,300
Other current liabilities	(13,260,800)
Deferred revenue	(45,093,685)
Noncontrolling interest	400,241
Total purchase consideration	$46,578,770

The purchase price allocation described above was determined by the Group with the assistance of an independent valuation appraiser. The fair value of the purchased intangible assets was measured by using the “income approach-excess earnings” and “relief from royalty” valuation methods.

Acquisition of Yinghe Youshi

In January 2015, the Group acquired 38.37% equity interest in Yinghe Youshi, an online education company who primarily provides online preparation services of English tests for study abroad purposes, with a consideration of $4,284,233 in cash. In February 2016, the Group increased its shareholding to 70.51% with a cash consideration of $7,856,523. The Group obtained control of the acquiree and applied acquisition method of accounting on the date when control was obtained.

The purchase price consisted of the following:

US$

Cash consideration	$7,856,523
Fair value of the 38.37% equity interest:
Carrying amount	4,284,233
Gain on remeasurement of fair value of noncontrolling equity investment	971,681
Total	$13,112,437

The purchase price was allocated as of February 1, 2016, the date of acquisition, as follows:

		Amortization
	US$	period

Cash and cash equivalents	$1,934,630
Other current assets	759,555
Property and equipment, net	258,353
Intangible assets
Technology	1,460,032	5 years
Trade name	1,353,571	10 years
Goodwill	12,999,277
Other current liabilities	(881,415)
Deferred tax liabilities	(771,840)
Noncontrolling interest	(3,999,726)
Total purchase consideration	$13,112,437

The purchase price allocation described above was determined by the Group with the assistance of an independent valuation appraiser. The fair value of the purchased intangible assets was measured by using the “relief from royalty” valuation method.

The results of operations for all these acquired entities have been included in the Group’s consolidated financial statements from their respective acquisition dates. The acquired goodwill is not deductible for tax purposes.

The following summarized unaudited pro forma results of operations for the years ended February 28, 2015 and February 29, 2016 assuming that these two acquisitions during the year ended February 29, 2016 occurred as of March 1, 2014. These pro forma results have been prepared for comparative purposes only and do not purport to be indicative of the results of operations which actually would have resulted had the acquisitions occurred as of March 1, 2014, nor is it indicative of future operating results.

	For the years ended
	February 28/29,
	2015	2016
	(Unaudited)	(Unaudited)

Pro forma net revenues	$459,447,759	$660,332,001
Pro forma net income	$52,981,781	$94,756,008
Pro forma net income per share - basic	$0.33	$0.59
Pro forma net income per share - diluted	$0.32	$0.52